Stock-based Compensation Plans and Awards	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 10 - Stock-based Compensation Plans and Awards

Stock Compensation Plans

In November 2008, the board of directors of the Company adopted the 2008 Restricted Stock Plan, as amended (the “2008 Plan”). The 2008 Plan provided for the issuance of restricted common shares (“options”).

Under the 2008 Plan, the Company determined various terms and conditions of awards including option expiration dates (no more than ten years from the date of grant), vesting terms (generally over a four-year period), exercise price, and payment terms.

Certain of the Company’s options grants included a right to repurchase a terminated individual’s options at a repurchase price equal to the lower of the exercise price or the fair value of the restricted Common Stock at the termination date, during the 18 months following the termination of an individual's service with the Company, for any reason.

Upon closing of the Contribution (discussed above), the board of directors of the Company adopted, and the stockholders approved, the 2014 Equity Incentive Plan (the “2014 Plan”) which provided for the issuance of equity awards of up to 4,000,000 shares of Common Stock to officers, key employees, consultants and directors. Upon effectiveness of the Contribution, 6,500,000 options outstanding under the 2008 Plan were exchanged for an aggregate of (i) approximately 1,339,728 non-statutory stock options to purchase shares of the Company’s Common Stock at an average exercise price of approximately $0.22 per share, and (ii) approximately 316,331 restricted stock awards (of which approximately 221,863 were fully vested and represented approximately 221,863 issued and outstanding shares of the Company’s Common Stock).

On April 21, 2014, the 2014 Plan was amended to increase the total number of shares of Common Stock reserved for issuance thereunder from 4,000,000 to 4,250,000.

On October 8, 2014, the 2014 Plan was amended to increase the total number of shares of Common Stock reserved for issuance thereunder from 4,250,000 to 4,400,000.

Under the 2014 Plan, the Company determines various terms and conditions of awards including option expiration dates (no more than ten years from the date of grant), vesting terms (generally over a four-year period), exercise price, and payment terms.

Stock Options

Option activity during the three months ended March 31, 2015 was as follows:

	Options Outstanding
	Outstanding Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term

Balance as of January 1, 2015	3,663,095	$0.69	7.7
Granted	150,000	$0.69
Cancelled/Forfeited	(26,370)	$1.00
Exercised	-
Repurchased	-
Balance as of March 31, 2015	3,786,725	$0.64	8.1
Exercisable March 31, 2015	1,671,975	$0.42

Valuation of Awards

Under ASC 718, the weighted average grant date fair value of options granted was $0.69 for options granted for the three months ended March 31, 2015. The per-share fair value of each stock option was determined on the date of grant using the Black-Scholes model using the following weighted average assumptions:

	Three Months Ended March 31, 2015
Exercise Price	0.69
Expected life (years)	6.00
Risk-free interest rate	1.40%
Expected volatility	65.30%
Expected dividend yield	0	0%

The expected life of options granted represents the weighted average period that the options are expected to remain outstanding. The Company determined the expected life assumption based on the Company's historical exercise behavior combined with estimates of the post-vesting holding period. Expected volatility is based on historical volatility of peer companies in the Company's industry that have similar vesting and contractual terms. The risk free interest rate is based on the implied yield currently available on U.S. Treasury issues with terms approximately equal to the expected life of the option. The Company currently has no history or expectation of paying cash dividends on its common membership interests.

Stock-based Compensation Expense

As of March 31, 2015, total compensation cost related to stock options granted, but not yet recognized, was $814,842 which the Company expects to recognize over a weighted-average period of approximately 1.12 years. Stock-based compensation expenses related to all employee and non-employee stock-based awards were $13,226 and $56,671 for the three months ended March 31, 2015 and 2014, respectively.

Restricted Stock Awards

The Company has issued restricted stock awards with respect to 359,640 underlying shares under the 2008 Plan. The restricted stock awards vested over a term of four years with 25% per year. As of December 31, 2014 and March 31, 2015, 269,093 and 279,921 restricted common shares were outstanding but not yet issued under these awards, respectively. The Company is obligated to issue these awards upon request by the holder of the award. During each of the three month periods ended March 31, 2015 and 2014, the Company recorded stock based compensation of $297 and $457, respectively. As of March 31, 2015, unrecognized stock based compensation expense related to restricted stock awards granted, but not yet vested was $894 which the Company expects to recognize over a weighted average period of less than one year.

Stock Compensation Plans

In November 2008, the board of directors of the Company adopted the 2008 Restricted Units Plan, as amended (the "2008 Plan"). The 2008 Plan provides for the issuance of restricted common shares (“options”).

Under the 2008 Plan, the Company determines various terms and conditions of awards including option expiration dates (no more than ten years from the date of grant), vesting terms (generally over a four-year period), exercise price, and payment terms.

Certain of the Company’s options grants include a right to repurchase a terminated individual’s options at a repurchase price equal to the lower of the exercise price or the fair value of the stock options at the termination date, during the 18 months following the termination of an individual's service with the Company, for any reason.

Upon closing of the Contribution (discussed above), the board of directors of the Company adopted, and the stockholders approved, the 2014 Equity Incentive Plan (the “2014 Plan”) which provided for the issuance of equity awards of up to 4,000,000 shares of common stock to officers, key employees, consultants and directors. Upon effectiveness of the Contribution, 6,500,000 options outstanding under the 2008 Plan were exchanged for an aggregate of (i) approximately 1,339,728 non-statutory stock options to purchase shares of the Company’s common stock at an average exercise price of approximately $0.22 per share, and (ii) approximately 316,331 restricted stock awards (of which approximately 221,863 were fully vested and represented approximately 221,863 issued and outstanding shares of the Company’s common stock).

On April 21, 2014, the 2014 Plan was amended to increase the total number of shares of common stock reserved for issuance thereunder from 4,000,000 to 4,250,000.

On October 8, 2014, the 2014 Plan was amended to increase the total number of shares of common stock reserved for issuance thereunder from 4,250,000 to 4,400,000.

Under the 2014 Plan, the Company determines various terms and conditions of awards including option expiration dates (no more than ten years from the date of grant), vesting terms (generally over a four-year period), exercise price, and payment terms.

Stock Options

Option activity during the years ended December 31, 2014 and 2013 was as follows:

	Options Outstanding
	Outstanding Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term

Balance as of January 1, 2013	1,251,633	$0.17	6.3
Granted	126,948	$0.71
Cancelled/Forfeited	(28,662)	$0.04
Repurchased	(10,191)	$0.35
Balance as of December 31, 2013	1,339,728	$0.22	6.0
Exercisable December 31, 2013	886,545	$0.22
Granted	2,657,921	$1.00
Cancelled/Forfeited	(325,000)	$1.00
Exercised	(9,554)	$0.04
Balance as of December 31, 2014	3,663,095	$0.69	7.7
Exercisable December 31, 2014	1,165,783	$0.28

Summary information regarding the options outstanding and exercisable at December 31, 2014 is as follows:

	Outstanding			Exercisable
Range of Exercise Prices	Number Outstanding (in shares)	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable (in shares)	Weighted Average Exercise Price

$ .04 -.60	1,223,938	7.32	0.05	934,546	0.06

.61– 1.20	2,380,889	9.12	1.00	172,968	0.97

1.21– 1.77	58,268	5.01	1.77	58,269	1.77
	3,663,095			1,165,783

Valuation of Awards

Under ASC 718, the weighted average grant date fair value of options granted was $0.61 and $0.12 for options granted in 2014 and 2013, respectively. The per-share fair value of each option was determined on the date of grant using the Black-Scholes model using the following weighted average assumptions:

	Fiscal Year Ended December 31,
	2014	2013
Exercise Price	1.00	0.43
Expected life (years)	6.11	6.40
Risk-free interest rate	1.62%	1.30%
Expected volatility	67.39%	71.98%
Expected dividend yield	0%	0%

The expected life of options granted represents the weighted average period that the options are expected to remain outstanding. The Company determined the expected life assumption based on the Company's historical exercise behavior combined with estimates of the post-vesting holding period. Expected volatility is based on historical volatility of peer companies in the Company's industry that have similar vesting and contractual terms. The risk free interest rate is based on the implied yield currently available on U.S. Treasury issues with terms approximately equal to the expected life of the option. The Company currently has no history or expectation of paying cash dividends on its common stock.

Options to Non-Employees

The per-share fair value of options granted to non-employees is determined on the date of grant using the Black-Scholes option pricing model with the same assumptions as those used for employee awards with the exception of expected term. The expected term for non-employee awards is the contractual term of 10 years.

As of December 31, 2014 and 2013 a total of 319,013 and 234,968 options issued to non-employees were outstanding, respectively, and 303,061 and 172,550, respectively, were vested.

During the years ended December 31, 2014 and 2013, the Company recorded $91,076 and $3,210 respectively, in stock-based compensation expenses related to option grants made to non-employees. As of December 31, 2014, total compensation cost related to stock options granted to non-employees but not yet recognized, was $7,132 which the Company expects to recognize over a weighted-average period of approximately 1.22 years. The fair value of these options will be re-measured each reporting date until the options vest. The re-measured fair value will be recognized as compensation expense over the remaining vesting term of the options.

Stock-based Compensation Expense

As of December 31, 2014, total compensation cost related to stock options granted, but not yet recognized, was $89,422 which the Company expects to recognize over a weighted-average period of approximately 1.8 years. Stock-based compensation expenses related to all employee and non-employee stock-based awards for the years ended December 31, 2014 and 2013, were $398,569 and $76,558, respectively.

Restricted Stock Awards

The Company has issued restricted stock awards with respect to 316,331 underlying shares under the 2008 Plan. The restricted stock awards vested over a term of four years with 25% per year. As of December 31, 2014 and 2013, 269,093 and 221,858 restricted common shares were outstanding but not yet issued under these awards, respectively. The Company is obligated to issue these awards upon request by the holder of the award. During each year ended December 30, 2014 and 2013, the Company recorded stock based compensation of $1,854 which the Company expects to recognize over a weighted average period of less than one year.